Lease Right-Of-Use Assets and Lease Liabilities (Details Narrative)	6 Months Ended
Jun. 30, 2025
Lease Right-of-use Assets And Lease Liabilities
Operating lease, description	the company has four separate operating lease agreements for three office space in Malaysia with a term of three years, and one operating land lease in Malaysia (USM Penang) with a term of 20 years